INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Disclosure of current inventories

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Raw materials and consumables	$111	$138
Fuel products (1)	634	612
Work in progress	115	94
RTFO certificates (2)	256	193
Finished goods and other (3)	138	31
Carrying amount of inventories	$1,254	$1,068
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(1)	Fuel products are traded in active markets and are purchased with a view to resale in the near future. As a result, stocks of fuel products are recorded at fair value based on quoted market prices.

(2)
$1 million of RTFO certificates (December 31, 2017: $60 million) are held for trading and recorded at fair value. There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity.

(3)
Finished goods and other is mainly composed of properties acquired in our real estate services business as well as some finished goods inventory in our industrial operations and construction services segments.